Federated MDT Series
Federated MDT All Cap Core Fund
CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
CLASS R6 SHARES (TICKER QKACX)
Federated MDT Balanced Fund
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)
CLASS R6 SHARES (TICKER QKBGX)
Federated MDT Small Cap Core Fund
CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)
Federated MDT Small Cap Growth Fund
CLASS A SHARES (TICKER QASGX)
CLASS B SHARES (TICKER QBSGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED OCTOBER 31, 2016
Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
July 3, 2017

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453884 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Federated MDT Series
Federated MDT All Cap Core Fund
CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
CLASS R6 SHARES (TICKER QKACX)
Federated MDT Balanced Fund
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)
CLASS R6 SHARES (TICKER QKBGX)
Federated MDT Small Cap Core Fund
CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)
Federated MDT Small Cap Growth Fund
CLASS A SHARES (TICKER QASGX)
CLASS B SHARES (TICKER QBSGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 2016
1. Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
2. Please add the following to the end of the section entitled “What Do Shares Cost?”:
“Commissions on Certain Shares
The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional or R6 Shares. However, if you purchase Institutional or R6 Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.
Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of Institutional or R6 Shares will be made at the applicable net asset value (before imposition of the commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund's Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.
Shares of the Fund are available in other share classes that have different fees and expenses.”

3. Please add the following as the second to last sentence of the section entitled “Additional Payments to Financial Intermediaries”:
“In addition, as discussed above in “Commissions on Certain Shares,” if you purchase Institutional or R6 Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.”
July 3, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453883 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.